Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 6,164,173	$ 4,992,034
Other income	169,819	396,373
Cost of inventory	(977,619)	(1,093,194)
Logistics costs	(925,225)	(689,762)
Depreciation of property, plant and equipment	(1,501,809)	(1,661,403)
Amortization of intangible assets	(853,030)	(638,849)
Employee benefits expense	(1,364,214)	(933,124)
Finance expense	(388,717)	(246,359)
Other operating expenses	(2,102,392)	(1,527,827)
Listing expenses	(93,067,324)	(981,701)
Loss before income tax	(94,846,338)	(2,383,812)
Income tax expense	(133,000)	(8,000)
Net loss and comprehensive loss	(94,979,338)	(2,391,812)
Items that will not be reclassified subsequently to profit or loss:
Net (loss)/surplus on revaluation of leasehold land and buildings	(186,684)	8,016,869
Items that may be reclassified subsequently to profit or loss:
Exchange difference on revaluation of leasehold land and buildings	337,283	52,737
Total comprehensive (loss)/income	$ (94,828,739)	$ 5,677,794
Diluted earnings (loss) per share	$ (14.69)	$ (0.37)